Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Our Board has adopted an executive compensation clawback policy, administered by our Compensation Committee, which provides for the recoupment (or clawback) from current and former executive officers of certain compensation in the event of an accounting restatement resulting from material noncompliance with financial reporting requirements under the federal securities laws of the United States. In the event the Company is required to prepare an accounting restatement of its financial statements due to the Company’s material non-compliance with any financial reporting requirement under the securities laws, the Compensation Committee will require prompt reimbursement or forfeiture of any excess incentive compensation (as defined in the clawback policy) received by any covered executive officer during the three completed fiscal years immediately preceding the date on which the Company is required to prepare an accounting restatement.